Merger (Merger, Pro Forma Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Merger [Abstract]
Consolidated net interest income after loan loss provision	$ 17,731	$ 17,089
Consolidated noninterest income	4,841	4,745
Consolidated noninterest expense	17,124	18,358
Consolidated net income	$ 4,862	$ 3,353
Consolidated net income per common share	$ 1.01	$ 0.70